Fair Value of Financial Instruments - Schedule of Quantitative Information Associated with the Fair Value Measurement (Detail) - Fair Value, Recurring [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) yr d shares
Class A Common Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value | $	$ 32,889
Valuation Methodology	Option Pricing Method (“OPM”)
Class A Common Stock Warrants [Member] | Merger [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transaction	Merger
Probability of Occurrence	90.00%
Class A Common Stock Warrants [Member] | Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transaction	Other
Probability of Occurrence	10.00%
Class A Common Stock Warrants [Member] | Measurement Input, Maturity [Member] | Merger [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.17
Class A Common Stock Warrants [Member] | Measurement Input, Maturity [Member] | Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.17
Series B Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value | $	$ 1,106
Valuation Methodology	Black-Scholes Option Pricing Model
Series B Preferred Stock Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | shares	1.1140
Series B Preferred Stock Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | shares	0.0100
Series B Preferred Stock Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.17
Series B Preferred Stock Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | d	0.05
Series B Preferred Stock Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | d	50.0
Series C Preferred Stock Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value | $	$ 70
Valuation Methodology	Black-Scholes Option Pricing Model
Series C Preferred Stock Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | shares	4.6506
Series C Preferred Stock Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | shares	4.3177
Series C Preferred Stock Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.17
Series C Preferred Stock Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.05
Series C Preferred Stock Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	15.0
Convertible Bridge Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value | $	$ 77,574
Valuation Methodology	Probability-Weighted Payoff Approach
Convertible Bridge Notes [Member] | Merger [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transaction	Merger
Probability of Occurrence	90.00%
Convertible Bridge Notes [Member] | Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transaction	Maturity
Probability of Occurrence	5.00%
Convertible Bridge Notes [Member] | Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transaction	Other
Probability of Occurrence	5.00%
Convertible Bridge Notes [Member] | Measurement Input, Maturity [Member] | Merger [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.17
Convertible Bridge Notes [Member] | Measurement Input, Maturity [Member] | Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.84
Convertible Bridge Notes [Member] | Measurement Input, Maturity [Member] | Minimum [Member] | Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.17
Convertible Bridge Notes [Member] | Measurement Input, Discount Rate [Member] | Merger [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	6.9
Convertible Bridge Notes [Member] | Measurement Input, Discount Rate [Member] | Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	8.2
Convertible Bridge Notes [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member] | Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	7.0
Convertible Bridge Notes [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member] | Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	6.9
Convertible Bridge Notes [Member] | Measurement Input, Expected Term [Member] | Maximum [Member] | Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.34
Consent Fee Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value | $	$ 2,983
Valuation Methodology	Probability-Weighted Payoff Approach
Consent Fee Liability [Member] | Merger [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transaction	Merger
Probability of Occurrence	90.00%
Consent Fee Liability [Member] | Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transaction	Maturity
Probability of Occurrence	5.00%
Consent Fee Liability [Member] | Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Transaction	Other
Probability of Occurrence	5.00%
Consent Fee Liability [Member] | Measurement Input, Maturity [Member] | Merger [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.17
Consent Fee Liability [Member] | Measurement Input, Maturity [Member] | Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.84
Consent Fee Liability [Member] | Measurement Input, Maturity [Member] | Maximum [Member] | Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.34
Consent Fee Liability [Member] | Measurement Input, Maturity [Member] | Minimum [Member] | Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.17
Consent Fee Liability [Member] | Measurement Input, Discount Rate [Member] | Merger [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	6.9
Consent Fee Liability [Member] | Measurement Input, Discount Rate [Member] | Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	8.2
Consent Fee Liability [Member] | Measurement Input, Discount Rate [Member] | Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	6.9